Payments, by Project - 12 months ended Jun. 30, 2023 - CAD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 1,848,899	$ 958,046	$ 204,837	$ 3,011,782
Silversand
Total	164,171	446,887		611,058
Silverstrike
Total	17,482	10,943		28,425
Carangas
Total	65,313	19,396	102,419	187,128
Administration
Total	677,483	1,797		679,280
Government levies
Total	$ 924,450	$ 479,023	$ 102,418	$ 1,505,891